Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 $ / shares CAD / shares shares	Dec. 31, 2014 CAD / shares shares	Dec. 31, 2013 CAD / shares shares	Dec. 31, 2015 CAD / shares shares	Dec. 31, 2012 CAD / shares
Number of Options, Opening Balance | shares	2,430,000	2,430,000	1,425,000	1,825,000
Weighted Average Exercise Price ($Cdn), Opening Balance		CAD 0.42	CAD 0.90	CAD 0.90
Weighted Average Fair Value ($Cdn), Opening Balance						CAD 0.85
Number of Options, Forfeited | shares			(675,000)	(400,000)
Weighted Average Exercise Price ($Cdn), Forfeited			CAD 0.75	CAD 0.88
Weighted Average Fair Value ($Cdn), Forfeitures			CAD 0.92	CAD 0.70
Number of Options, Expired | shares	(300,000)	(300,000)
Weighted Average Exercise Price ($Cdn),Expired | $ / shares	$ 0.75
Weighted Average Fair Value ($Cdn), Expired | $ / shares	$ 1.30
Number of Options, Granted | shares	1,680,000	1,680,000	1,680,000
Weighted Average Exercise Price ($Cdn), Granted | (per share)	$ 0.14	CAD 0.15	CAD 0.15
Weighted Average Fair Value ($Cdn), Granted			CAD 0.06
Number of Options, Vested | shares	1,722,500	1,722,500	1,207,500
Weighted Average Exercise Price ($Cdn), Vested			CAD 0.70		CAD 0.43
Weighted Average Fair Value ($Cdn), Vested			CAD 0.56		CAD 0.19
Weighted Average Remaining Contractual LIfe (in years)	2 years 8 months 19 days	2 years 8 months 19 days	2 years 4 months 20 days
Number of Options, Unvested | shares	407,500	407,500	1,222,500		407,500
Weighted Average Exercise Price ($Cdn), Unvested			CAD 0.15		CAD 0.15
Weighted Average Fair Value ($Cdn), Unvested			CAD 0.06		CAD 0.06
Weighted Average Remaining Contractual Life (In Years), Unvested	3 years 4 months 20 days	3 years 4 months 20 days	4 years 4 months 20 days
Number of Options, Closing Balance | shares	2,130,000	2,130,000	2,430,000	1,425,000
Weighted Average Exercise Price ($Cdn), Closing Balance | (per share)	$ 0.38		CAD 0.42	CAD 0.90
Weighted Average Fair Value ($Cdn), Closing Balance | (per share)	$ 0.17	CAD 0.17	CAD 0.31	CAD 0.89
Weighted Average Remaining Contracutal Life (In Years), Closing Balance	2 years 10 months 6 days	2 years 10 months 6 days	3 years 4 months 24 days	2 years 1 month 17 days